REPORTABLE SEGMENTS AND GEOGAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
REPORTABLE SEGMENTS AND GEOGAPHIC INFORMATION [Abstract]
Schedule of Segment Information
The following tables present the financial information for the Company's reportable segments.

	Year ended December 31,
	2011	2012	2013

Enterprise:
Revenue	$9,232	$9,041	$7,817
Adjusted EBITDA (Unaudited)	$555	$1,701	$1,231
Service providers:
Revenue	$2,771	$4,085	$4,655
Adjusted EBITDA (Unaudited)	$360	$778	$899

Segments total:
Revenue	$12,003	$13,126	$12,472
Adjusted EBITDA (Unaudited)	$915	$2,479	$2,130

Reconciliation of Total Adjusted EBITDA to Net Income
A reconciliation of total adjusted EBITDA to net income for each year is as follows:

	Year ended December 31,
	2011	2012	2013

Adjusted EBITDA(Unaudited)	$915	$2,479	$2,130
Depreciation and amortization expenses	447	393	316
Stock-based compensation	67	44	$107
Capital gain	(78)	-	-
Financial income, net	(2)	(60)	(61)
Income tax expenses	10	736	435

Net income from continuing operations	$471	$1,366	$1,333

Schedule of Revenues by Geographic Area
The total revenues from external customers are attributed to geographic areas based on the location of the customer:

	Year ended December 31,
	2011	2012	2013

United States	$8,915	$10,251	$10,817
Germany	683	482	252
Far East	585	443	300
Holland	317	297	216
Israel	732	917	400
Other	771	736	487

	$12,003	$13,126	$12,472

Schedule of Long-lived Assets by Geographic Area
Revenues from a major customer accounted for 16%, 23% and $ 33% of total revenues for the years ended December 31, 2011, 2012 and 2013, respectively.

	December 31,
	2012	2013
Long-lived assets:

Israel	$1,586	$1,348
United States	2,892	2,876
Other	5	5

	$4,483	$4,229